SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenues		$ 11,375	[1],[2]	$ 9,351	[3],[4]	$ 2,685	[5],[6]
Segment operational loss (gain)		18,068	[1],[2]	16,702	[3],[4]	9,162	[5],[6]
Gain on revaluation of warrant liability	[1],[2]	(1,255)
Loss on impairment of goodwill	[1],[2]	1,027
Finance expense, net		217	[1],[2]	1,391	[3],[4]	91	[5],[6]
Tax expenses			[1],[2]		[3],[4]	142	[5],[6]
Loss		18,057	[1],[2]	18,347	[3],[4]	40,290
Loss on revaluation of warrant liability				254	[3],[4]	30,895	[5],[6]
Segment assets		8,519		12,694
Segment liabilities		10,828		9,805
External [member]
IfrsStatementLineItems [Line Items]
Revenues		11,831	[1],[2]	9,351	[3],[4]	2,685	[5],[6]
Inter Segment [Member]
IfrsStatementLineItems [Line Items]
Revenues	[1],[2]	(456)
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenues		3,084		3,958
Segment operational loss (gain)		1,389		761
Segment assets		2,316		2,741
Segment liabilities		3,507		3,575
Precision metal parts [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues		3,084		3,958
Precision metal parts [member] | Inter Segment [Member]
IfrsStatementLineItems [Line Items]
Revenues
Advanced engineering [member]
IfrsStatementLineItems [Line Items]
Revenues		2,163		1,705		1,935
Segment operational loss (gain)		317		(60)		1,034
Segment assets		1,249		1,162
Segment liabilities		832		1,043
Advanced engineering [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues		2,619		1,705		1,935
Advanced engineering [member] | Inter Segment [Member]
IfrsStatementLineItems [Line Items]
Revenues		(456)
Smart carts [member]
IfrsStatementLineItems [Line Items]
Revenues		6,128	[7]	3,688	[8]	750	[9]
Segment operational loss (gain)		16,362	[7]	16,001	[8]	8,128	[9]
Segment assets		4,954		8,791
Segment liabilities		6,489		5,187
Smart carts [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues		6,128	[7]	3,688	[8]	750	[9]
Smart carts [member] | Inter Segment [Member]
IfrsStatementLineItems [Line Items]
Revenues	[7]
Adjustment and elimination [member]
IfrsStatementLineItems [Line Items]
Segment assets
Segment liabilities

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	All non-current assets are located in the state of Israel.
[4]	All revenues are generated in the state of Israel.
[5]	All non-current assets are located in the state of Israel.
[6]	All revenues are generated in the state of Israel.
[7]	All revenues from the smart cart segment are generated from one customer, which is the main customer of the Company, and accounts for 51.5% of the Company’s revenues for the year ended December 31, 2023. Revenues from the precision metal parts and advanced engineering segments are generated from dozens of customers, which do not represent more than 10% of the total sales of the Company.
[8]	All revenues from the smart cart segment are generated from one customer, which is the main customer of the Company, and accounts for 39.4% of the Company’s revenues for the year ended December 31, 2022. Revenues from the precision metal parts and advanced engineering segments are generated from dozens of customers, which do not represent more than 10% of the total sales of the Company.
[9]	All revenues from the smart cart segment are generated from one customer, which is the main customer of the Company, and accounts for 27.9% of the Company’s revenues for the year ended December 31, 2021. Revenues from the advanced engineering segments are generated from dozens of customers, which do not represent more than 10% of the total sales of the Company.